Intangible Assets - Schedule of Allocation for Amortization Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Cost of goods sold	$ 317	$ 399	$ 132
Administrative expenses	953	858	627
Selling expenses	542	656	500
Total	$ 1,812	$ 1,913	$ 1,259